Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings Subsequently Defaulted $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	2		5
Recorded investment	$ 14		$ 574
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Recorded investment	$ 130
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		1
Recorded investment		$ 15
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts			1
Recorded investment			$ 190